Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Basis of presentation	Basis of presentation The consolidated financial statements of the Company have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).
Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and subsidiaries of VIEs. All significant intercompany transactions and balances between the Company, its subsidiaries, VIEs and subsidiaries of VIEs are eliminated upon consolidation. Results of subsidiaries, businesses acquired from other parties, VIEs and subsidiaries of VIEs are consolidated from the date on which control is transferred to the Company.

On May 26, 2011, the board of directors of the Company approved and adopted a share award scheme (the “2011 Share Award Scheme”) in which selected employees of the Group are entitled to participate. The Group has set up a trust (the “Share Award Scheme Trust”) for the purpose of administering the 2011 Share Award Scheme and holding shares awarded to the employees before they vest and are transferred to the employees as instructed by employees. As the Group has the power to govern the financial and operating policies of the Share Award Scheme Trust and derives benefits from the contributions of the employees who have been awarded the shares of the Company through their continued employment with the Group, the Share Award Scheme Trust are included in the consolidated financial statements and any ungranted and unvested shares held by the Share Award Scheme Trust not transferred to grantees are not considered legally issued and outstanding ordinary shares of the Company.

Use of estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the year. Management evaluates estimates, including but not limited to those related to the standalone selling prices of performance obligation of revenue contracts, the allowance for credit losses, the average paying user lives of online games, useful lives of long-lived assets and intangible assets, impairment of long-lived assets and intangible assets, impairment of investments and goodwill, net realizable value of inventories, valuation allowance for deferred tax assets, uncertain tax positions, share-based compensation, fair values of investments, purchase price allocation relating to business combination and loss contingencies, among others.

Foreign currency translation and transactions

Foreign currency translation and transactions

The functional currency of the Company is the US$. The Company’s subsidiaries, VIEs and subsidiaries of VIEs determined their functional currency based on the criteria of ASC 830, Foreign Currency Matters. The Group uses RMB as its reporting currency. The Group uses the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive income, a component of shareholders’ equity.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included as a component of “Foreign exchange gains/(losses), net” in the consolidated statements of comprehensive loss.

Convenience translation

Convenience translation

Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of RMB7.0999 to US$1.00 on December 29, 2023 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Business combinations and noncontrolling interests

Business combinations and noncontrolling interests

Business combinations are recorded using the purchase method of accounting, and the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of the (i) the total of consideration paid, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the subsidiary acquired over (ii) the fair value of the identifiable net assets of the subsidiary acquired is recorded as goodwill. If the consideration of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive loss.

In a business combination achieved in stages, the Group re-measures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition date fair value and the re-measurement gain or loss, if any, is recognized in the consolidated income statements.

For the Company’s majority-owned subsidiaries and VIEs, a noncontrolling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Company. When the noncontrolling interest is contingently redeemable upon the occurrence of a conditional event, which is not solely within the control of the Group, the noncontrolling interest is classified as mezzanine equity. The Group accretes changes in the redemption value over the period from the date that it becomes probable that the mezzanine equity will become redeemable to the earliest redemption date using the effective interest method. Consolidated net income (loss) on the consolidated statements of comprehensive loss includes the net income (loss) attributable to noncontrolling interests and mezzanine equity holders (when applicable). The cumulative results of operations attributable to noncontrolling interests are recorded as noncontrolling interests and mezzanine equity holders (when applicable) in the Group’s consolidated balance sheets.

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers. Under this new standard, deferred revenue acquired in a business combination is measured pursuant to ASC 606, Revenue from Contracts with Customers, rather than its assumed acquisition date fair value under the current guidance. The Group adopted this guidance for the fiscals year beginning after December 15, 2022 and it did not have an impact on the Group’s financial position, results of operations and cash flows and was applied to our acquisition of Beijing OrionStar. Refer to Note 3-Business combinations.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consists of cash on hand, current and time deposits placed with financial institutions, which have original stated maturity of three months or less and unrestricted as to withdrawal and use.

Allowance for credit losses

Allowance for credit losses

The Group maintains an allowance for credit losses in accordance with ASC 326 and records the allowance for credit losses as an offset to assets such as accounts receivable, prepayments and other current assets and due from related parties, etc. and the estimated credit losses charged to the allowance is classified as “General and administrative” and “Other expenses” in the consolidated statements of comprehensive loss. The Group assesses collectability by reviewing assets on a collective basis where similar characteristics exist, primarily based on similar business line, service or product offerings and on an individual basis when the Group identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Group considers historical collectability based on past due status, the age of the balances, credit quality of the Group’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Group’s ability to collect from customers.

Account receivables, net

Account receivables, net

Accounts receivable is recognized and carried at the original invoiced amount less an allowance for credit losses. Bad debts are written off as incurred. The Group generally does not require collateral from its customers.

Inventories

Inventories

Inventories, primarily consisting of raw materials and products available for sale, are stated at the lower of cost or net realizable value, and are recorded in “Prepayments and other current assets”. Cost of inventories is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventories to the estimated net realizable value due to slow-moving and damaged inventories, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. Write downs of inventories are recorded in cost of revenues in the consolidated statements of comprehensive loss.

Short-term investments

Short-term investments

Investments with original maturities of greater than three months, but less than 12 months, are classified as short-term investments. Investments that are expected to be realized in cash during the next 12 months are also included in short-term investments.

Long-term investments

Long-term investments

Debt Investments

The Group's debt investments include convertible bonds and preferred stock redeemable merely at the option of the Group as a holder. The Group accounts for such debt investments in accordance with ASC 320-10, Investments-Debt Securities: Overall. The Group classifies the debt investments as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320-10. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the debt investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains, or losses are realized.

The debt investments that the Group has positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. The allowance for credit losses of the held-to-maturity debt securities reflects the Group’s estimated expected losses over the contractual lives of the held-to-maturity debt securities and is charged to “Other expense” in the consolidated statements of comprehensive loss. Estimated allowances for credit losses are determined by considering reasonable and supportable forecasts of future economic conditions in addition to information about past events and current conditions.

Debt investments that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in earnings.

Debt investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale debt securities are reported at fair value, with unrealized gains and losses recorded in other comprehensive (loss) income.

Certain debt investment is accounted under fair value option model, which permits the irrevocable election on an instrument-by-instrument basis at initial recognition or upon an event that gives rise to a new basis of accounting for that instrument. The investment accounted for under the fair value option model are carried at fair value with unrealized gains and losses recorded in the consolidated statements of comprehensive loss.

Equity Method Investments

The Group accounts for its investments in common stock or in-substance common stock in entities in which it can exercise significant influence but does not own a majority equity interest or control using the equity method in accordance with ASC 323-10, Investments-Equity Method and Joint Ventures: Overall unless the Group elects to account for the investment using the fair value option in accordance with ASC 825-10, Financial Instruments: Fair Value Option (“ASC 825”). The Group applies the equity method of accounting that is consistent with ASC 323-10 in limited partnership in which the Group holds a three percent or greater interest. Where the equity method is used, the Group initially records its investment at cost and the difference between the cost of the equity investee and the fair value of the underlying equity in the net assets of the equity investee is accounted for as if the investee were a consolidated subsidiary. The Group subsequently adjusts the carrying amount of the investment to recognize the Group’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment. The Group evaluates the equity method investments for impairment under ASC 323-10. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

The Group has elected the fair value option when it initially recognizes an equity method investment as the Group determined the fair value of this investment better represents the value of the underlying assets. Such election is irrevocable and can be applied to financial assets on an individual basis at initial recognition. Any changes in fair value are recognized in earnings in the consolidated statements of comprehensive loss.

Equity Investments with Readily Determinable Fair Values

Equity investments with readily determinable fair value, except for those accounted for under the equity method, those that result in consolidation of the investee and certain other investments, are measured at fair value, and any changes in fair value are recognized in earnings.

Equity Investments without Readily Determinable Fair Values

For equity securities without readily determinable fair value and do not qualify for the existing practical expedient in ASC 820, Fair Value Measurements and Disclosures (“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Group elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. The Group makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Group has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss in earnings equal to the difference between the carrying value and fair value.

Fair value measurements of financial instruments

Fair value measurements of financial instruments

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value.

Financial instruments primarily consist of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, due from and due to related parties, other receivables, long-term investments, accounts payable and other current liabilities. The carrying amounts of these financial instruments, except for long-term investments approximate their fair values because of their generally short-term maturities.

The Group, with the assistance of independent third-party valuation firms, determined the estimated fair value of its equity investments using the measurement alternative based on observable price changes, investment with fair value option elected and long-term available for sale debt securities and determined the fair value of long-term investments, including equity investments using the measurement alternative and equity method investments upon impairment occurrence.

Property and equipment

Property and equipment

Property and equipment are stated at cost, less accumulated depreciation and impairment loss, if any. Property and equipment are depreciated primarily using the straight-line method over the estimated useful lives of the assets.

The estimated useful lives are as follows:

Estimated useful life
Electronic equipment	2-3 years
AI related equipment	3 years
Office equipment and fixtures	5 years
Motor vehicles	4-5 years
Leasehold improvements	Lesser of term of the lease or the estimated useful lives of the assets

Depreciation for mold and tooling is computed using the units-of-production method whereby capitalized costs are amortized over the total estimated productive units of the related assets.

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extends the useful lives of plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the assets and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

All direct and indirect costs that are related to the construction of fixed assets and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific fixed assets items and depreciation of these assets commences when they are ready for their intended use.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the identifiable assets acquired and the liabilities assumed of acquired businesses (Note 3). Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. In accordance with ASC 350, the Group may first assess qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. In the qualitative assessment, the Company considers factors such as macroeconomic conditions, industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations, business plans and strategies of the reporting unit. Based on the qualitative assessment, if it is more likely than not that the fair value of a reporting unit is less than the carrying amount, the quantitative impairment test is performed. The Group may also bypass the qualitative assessment and proceed directly to perform the quantitative impairment test.

When the Group performs the quantitative impairment test, the Group compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not considered to be impaired. If the carrying amount of a reporting unit exceeds its fair value, the amount by which the carrying amount exceeds the reporting unit’s fair value is recognized as impairment. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, allocation of assets, liabilities and goodwill to reporting units, and determination of the fair value of each reporting unit.

Intangible assets

Intangible assets

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets acquired in a business combination were recognized initially at fair value at the date of acquisition. Intangible assets with finite useful lives are amortized using a straight-line method of amortization that reflects the estimated pattern in which the economic benefits of the intangible asset are to be consumed. The estimated useful life for the intangible assets is as follows:

Estimated useful life
Customer relationship	2-6 years
Trademarks	3-10 years
Technology	1-11 years
Online game licenses	1-5 years
User base	1 year
Domain names	1-10 years
Platform	5-6 years

If an intangible asset is determined to have an indefinite life, it should not be amortized until its useful life is determined to be no longer indefinite. As of December 31, 2022 and 2023, net carrying value of the Group's intangible assets with indefinite life is nil.

Impairment of long-lived assets and intangible assets

Impairment of long-lived assets and intangible assets

The Group evaluates its long-lived assets or asset group, including intangible assets with indefinite and finite lives, for impairment. Intangible assets with indefinite lives that are not subject to amortization are tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the assets might be impaired in accordance with ASC 350-30, Intangibles-Goodwill and Other: General Intangibles Other than Goodwill. Such impairment test compares the fair values of assets with their carrying values with an impairment loss recognized when the carrying values exceed fair values. For long-lived assets and intangible assets with finite lives that are subject to depreciation and amortization are tested for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset or a group of long-lived assets may not be recoverable. When these events occur, the Group evaluates impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value.

Revenue recognition

Revenue recognition

The Group generates its revenues primarily through internet business, AI and others. Pursuant to ASC 606-10-32-2A, the Group elected to exclude sales taxes and other similar taxes from the measurement of the transaction price. Therefore, revenues are recognized net of value added taxes (“VAT”).

The following table presents the Company’s revenues disaggregated by revenue source:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Revenues:
Internet business
Online advertising	354,604	355,289	109,339	15,400
Internet value-added services	299,155	342,098	340,795	48,000
AI and others
Advertising agency services	61,588	83,111	89,275	12,574
Multi-cloud Management Services	41,443	77,956	87,747	12,359
Sale and rental of robots and other AI hardware products	10,590	5,289	22,034	3,103
Technical consulting service and others	17,236	20,323	20,313	2,862
Total consolidated revenues	784,616	884,066	669,503	94,298

(1) Internet business

Online advertising

Online advertising revenue is primarily derived from displaying advertisements for the Group’s customers on its online platforms including duba.com and other websites, browsers, PC and mobile applications, and to a lesser extent, on third-party advertising publishers’ websites or mobile applications. The Group has three general pricing models for its advertising products: cost over a time period, cost for performance basis and cost per impression basis. For advertising contracts over a time period, the Group generally recognizes revenue ratably over time, because the customer simultaneously receives and consumes the benefits as the Group performs throughout a fixed contract term. For contracts that are charged on the cost for performance basis, the Group charges an agreed-upon fee to its customers determined based on the effectiveness of advertising links, which is typically measured by clicks, transactions, installations, user registrations, and other actions. Revenue is recognized at a point in time when there is an effective click, transaction, installations, user registrations, and other actions. For advertising contracts that charged on cost per impression basis, the Group recognizes the revenue at a point in time when the impressions are delivered based on the mutual agreement formed with customers. For online advertising services arrangement involving third-party advertising publishers’ websites or mobile publications, the Group recognizes gross revenue the amount of fees received or receivable from customers as the Group has control over the advertising services before they are transferred to the customer, and therefore, the Group is not arranging for the advertising services to be provided by third parties on their internet properties. Revenue for online advertising services involving third-party advertising publishers’ websites or mobile publications is recognized at a point in time when all the revenue recognition criteria are met. Payments made to the third-party advertising publishers or content providers are included in cost of revenues.

Internet value-added services

The Group generates value-added services revenue principally from fee-based services, mainly including VIP membership, software subscription, and game-related services.

VIP membership and software subscription.

The Group provides various online software as well as on-premise software such as anti-virus, security protection, immediate communication and others to individual and enterprise customers.

While providing online software services, the customers do not take possession of the software. The software license, when-and-if-available updates and related services are accounted for as a single performance obligation as the license, updates and services are inputs to a combined items in the contract. VIP membership services primarily include the right to get access to advertising-free and value-added services such as file and data recovery, malicious pop-up interception, PDF converting etc. VIP membership service and hosted software subscription service fees are paid for a specific contracted service period, which is normally no more than 12 months. Certain services have contracts with no fixed duration. For these indefinite term subscriptions, the Group estimated the expected contract period based on historical usage pattern and recognizes related revenue over the expected contract period. Upfront payment is generally required and upon the receipt of membership fees and software subscription fees, the Group recognizes the excess of payment received as compared to the recognized revenue as deferred revenue in “Accrued expenses and other liabilities” and revenue is recognized ratably over the membership period or the subscription period as services are rendered.

While providing on-premise software, the license provides the customer with a right to use the software as it exists when made available to the customer. The Group sells specific version of the software to the customer, and provides post-contract services such as post-delivery telephone support and post-contract customer support for the customer. The on-premise software licence and the post-contract services are accounted for a single performance obligation as post-contract services are mainly provided to answer questions about the use and the installation of the software which would not constitute a promise to a customer. Revenue is recognized upfront at the point in time when the software is made available to the customer. Software upgrades, such as version iteration, are additionally charged.

Game-related services.

The Group sells both perpetual and consumable in-game virtual items. Perpetual in-game virtual items represent items that are accessible to the paying users as long as the users continue to play. Consumable virtual items represent items that can be consumed by specific user actions. The Group recognizes revenues from the perpetual in-game virtual items over the estimated average paying users’ life, and revenues from the consumable in-game virtual items at a point in time when specific user actions are taken by paying users.

The Group tracks the in-game virtual item purchases and log-in history of the paying users to calculate the retention of game users based on a statistical model in order to arrive at the best estimate of the average paying users’ life of each game. For newly launched games with a limited period of paying users’ data available for the estimate, the Group considers the estimated average paying users’ life of other recently launched games with similar characteristics.

(2) AI and others

Advertising agency services

The Group provides advertising agency services by arranging advertisers to purchase various advertisement products from certain online networks. The Group receives from the online network performance-based commissions, which are determined based on a pre-specified percentage of the payment by the advertisers for the online network’s various advertisement products. The Group acts as an agent to arrange for the advertising services to be provided by third parties on their internet properties and incentives provided to the end customers are typically market-wide promotions that result in lower fee earned by the Group, and therefore are recorded as a reduction of revenue at the date the Group records the corresponding revenue transaction. Revenue from advertising agency services is recognized on a net basis at a point in time when the advertisement products are delivered by the online networks. The revenue is estimated by the Group based on the real-time advertising performance results provided by the online networks and the commission rates pre-determined in contracts signed with relevant online networks. There was no significant difference between the Group’s estimates and the subsequent periodic invoices provided by the online network for all the periods presented. Receivables from advertising agency services were included in other receivables from advertisers in “Prepayments and other current assets” and payable to online networks were included in payable to online advertising platforms as agency in “Accrued expenses and other current liabilities” on the consolidated balance sheets.

Multi-Cloud Management services

The Group provides multi-cloud management services through cloud management platform. The nature of the Group’s performance obligation is a single performance obligation to stand ready to provide integrated technical cloud-based solution or sell cloud resources to customers. Revenue is recognized over time when related solutions or resources are provided to customers. The Group evaluates whether it is appropriate to record the revenue on gross or net basis based on whether it acts as a principal or as an agent. This determination is reviewed for each specified service provided to the customer and may involve significant judgment. In certain cases, the Group concludes that it controls the solutions and resources before they are transferred to end customers, as the Group integrates the cloud resources with its technical expertise to provide ongoing customized cloud-based solutions, is primarily responsible for the fulfillment, and has inventory risk before the specified solutions and resources have been transferred to the customers and revenue is recognized on a gross basis. In other cases, the Group acts as a reseller of cloud resources and during which the Group acts as an agent to arrange for the resources to be provided by third parties and revenue is recognized on a net basis.

Sale and rental of robot and other AI hardware products

The Group generates revenue from sales and rental of robots and sale of other AI hardware products. The Group recognizes revenue generally at a point in time when the robots and other AI hardware products are delivered to customers. The Group provides standard warranty on all robots sold, which is not a separate performance obligation as it is intended to provide greater quality assurance to customers. Accordingly, standard warranty is accounted for in accordance with ASC 460, Guarantees, and the estimated costs are recorded as a liability when the Group transfers the control of robots to a customer. The consideration for sale of robots are normally paid in advance, which means the payments received are prior to the transfer of goods or services by the Group, the Group records a contract liability (deferred revenue) for the amount relating to those unperformed obligations. As set out in Note 2 “Lease, as of a Lessor”, robot rental revenue is recognized under ASC 842.

Technical consulting services and others

The group provides other services including technical consulting, technical support, extended time warranty, maintenance service etc to customers. Such revenue are recognized ratably over the term of the arrangement. The Group also sell food products and coupons which can be consumed for food services in the restaurants, such revenue is recognized when the products and services are delivered to customers.

(3) Other revenue recognition related policies

For arrangements that include multiple performance obligations, the Group would evaluate all the performance obligations in the arrangement to determine whether each performance obligation is distinct in the context of contract. Consideration is allocated to each performance obligation based on its standalone selling price. If a promised good or service does not meet the criteria to be considered distinct in the context of contract, it is combined with other promised goods or services until a distinct bundle of goods or services exists.

The Group provides sales incentives to customers which entitle them to receive reductions in the price. The Group accounts for these incentives granted to customers as variable consideration and records it as reduction of revenue. The amount of variable consideration is measured based on the most likely amount of incentives to be provided to customers. The Group believes that there will not be significant changes to its estimate of variable consideration.

Deferred revenue

Deferred revenue

The contract liabilities consist of deferred revenue, which represent the cash received for services in advance of revenue recognition and is recognized as revenue when all of the Group’s revenue recognition criteria are met. Balances of deferred revenue, which included in “Accrued expenses and other liabilities”, were RMB205,320 and RMB247,855 (US$34,910) as of December 31, 2022 and December 31, 2023, respectively. The increase in deferred revenue as compared to the year ended December 31, 2023 is a result of the increase in fees received from membership services, as well as the deferred revenue assumed from the acquisition of Beijing OrionStar. Revenue recognized that was included in deferred revenue balance at the beginning of year were RMB74,996, RMB123,809 and RMB106,333 (US$14,977) for the years ended December 31, 2021, 2022 and 2023, respectively.

Cost of revenues

Cost of revenues

Cost of revenues primarily consists of traffic acquisition cost, bandwidth and cloud service costs, channel costs, royalty fees, salaries and benefits, share-based compensation expenses, depreciation of equipment, amortization of intangible assets and cost of robots and other products sold, including direct materials, external processing fee, depreciation and amortization of assets associated with the production and reserves for estimated warranty expenses.

Selling and marketing expenses

Selling and marketing expenses

Selling and marketing expenses consist primarily of advertising and promotional expenses, staff costs, share-based compensation expenses and other related incidental expenses that are incurred directly to attract or retain users and customers for the Group’s websites, applications, software, online platforms and products. Advertising and promotional expenses are expensed when incurred. For the years ended December 31, 2021, 2022 and 2023, advertising and promotional expenses were RMB242,354, RMB361,363 and RMB127,790 (US$17,999), respectively.

Research and development expenses

Research and development expenses

Research and development (“R&D”) consist primarily of employee costs and rental expenses related to personnel engaged in R&D activities, design and development expenses with new technology, materials and supplies and other R&D related expenses. The Group expenses these costs as incurred, unless such costs qualify for capitalization as software development costs, including (i) preliminary project is completed, (ii) management has committed to funding the project and it is probable that the project will be completed and the software will be used to perform the function intended, and (iii) they result in significant additional functionality in the Group’s products. Capitalized software development costs were not material for all periods presented.

Government subsidies

Government subsidies

Government subsidies primarily consist of financial subsidies received from provincial and local governments, for operating a business in their jurisdictions or conducting research and development projects pursuant to specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. For the government subsidies with non-operating feature and with no further conditions to be met, the amounts are recorded in “Other income” when received; for the government subsidies with operating feature and with no further conditions or specific use requirements to be met, the amount are recorded in “Other operating income” when received; and for the government subsidies related to research and development projects, the amounts are recorded in others in “Accrued expenses and other liabilities” when received and will be offset against “Research and development” expenses over the project period when no further conditions are to be met.

Leases

Leases

As a lessee

The Group recognizes in the balance sheet a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, the Group elected the practical expedient not to separate lease and non-lease components for certain classes of underlying assets and the short-term lease exemption, lease expenses for such lease is recorded on a straight-line basis over the lease term. For operating leases, the Group recognizes right-of-use assets and lease liabilities based on the present value of the lease payments over the lease term on the consolidated balance sheets at commencement date. For finance leases, assets are included in property and equipment on the consolidated balance sheets. As most of the Group’s leases do not provide an implicit rate, the Group estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. The Group’s leases often include options to extend and lease terms include such extended terms when the Group is reasonably certain to exercise those options. Lease terms also include periods covered by options to terminate the leases when the Group is reasonably certain not to exercise those options.

As a lessor

The Group provides robot leasing services to customers under operating lease. The Group recognizes the lease payments as robot leasing income in profit or loss over the lease term on a straight-line basis.

The robot leasing income was immaterial for the years ended December 31, 2021, 2022 and 2023, respectively.

Comprehensive income

Comprehensive income

Comprehensive income is defined to include all changes in shareholders’ equity except those resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220-10, Comprehensive Income: Overall requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements.

Income taxes

Income taxes

The Group accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance against deferred tax assets netted off by deferred tax liability if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Group applies ASC 740, Accounting for Income Taxes, to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group has recorded unrecognized tax benefits in the other non-current liabilities in the accompanying consolidated balance sheets. The Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of “Income tax expenses”, in the consolidated statements of comprehensive loss.

The Group’s estimated liability for unrecognized tax benefits and the related interest and penalties are periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s consolidated financial statements. Additionally, in future periods, changes in facts and circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which they occur.

Share-based compensation

Share-based compensation

The Group accounts for share-based compensation in accordance with ASC 718, Compensation-Stock Compensation: Overall.

In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or equity award. All grants of share-based awards to employees and non-employees classified as equity awards are recognized in the financial statements based on their grant date fair values.

The Group has elected to recognize share-based compensation using the accelerated method, for all share-based awards granted with graded vesting based on service conditions and for awards with performance conditions if it is probable that the performance condition will be achieved. The Group account for forfeitures as they occur, if required vesting conditions are not met and the share-based awards are forfeited, previously recognized compensation expenses relating to those awards are reversed. The Group, with the assistance of an independent third-party valuation firm determined the fair value of the share-based awards granted to employees and non-employees, if applicable. The binomial tree option pricing model was applied in determining the estimated fair value of the awards.

A change in any of the terms or conditions of share options is accounted for as a modification of share-based awards. The Group calculates the incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested share-based awards, the Group recognizes incremental compensation cost in the period the modification occurred. For unvested share-based award, the Group recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Earnings (loss) per share

Earnings (loss) per share

Earnings (Loss) per share are calculated in accordance with ASC 260-10, Earnings per Share: Overall. Basic earnings per share are computed by dividing net income (loss)attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income (loss), accretion of the redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries are allocated to ordinary shares based on their participating rights in the undistributed earnings as if all the earnings for the reporting period had been distributed.

Diluted earnings (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of the vesting of restricted shares and the exercising of option using the treasury stock method. The computation of the dilutive earnings (loss) per share of Class A ordinary share assumes the conversion of Class B ordinary shares. Ordinary share equivalents are excluded from the computation of diluted loss per share if their effects are anti-dilutive.

Contingencies

Contingencies

The Group records accruals for certain of its outstanding legal proceedings or claims when it is probable that a liability will be incurred, and the amount of loss can be reasonably estimated. The Group evaluates the developments in legal proceedings or claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. The Group discloses the amount of the accrual if it is material.

Segment reporting

Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the “CODM”), which is the chief executive officer. Since 2020, the Group started to report its revenues and operating profits by two segments: internet business and AI and others. In 2021, the Group realigned its segments as the CODM changed how he manages and assesses the Group’s segment performance. The Group’s overseas advertising agency services, which assists domestic companies to launch advertisement on overseas advertising platforms, are changed from the Internet business into AI and others due to the synergies created between the Group’s advertising agency services and global multi-cloud management services. The Group has retrospectively revised segment information for the comparative periods. The Group consolidated Beijing OrionStar since November 30, 2023 and reported the results of Beijing OrionStar in the AI and others segment based on the information reviewed by CODM.

Concentration of risks

Concentration of risks

Concentration of credit risk

Financial instruments that are potentially subject to credit risk consist of cash and cash equivalents, restricted cash, short-term investments, available-for-sale debt securities, accounts receivable and other receivables. The carrying amounts of these financial instruments represent the maximum amount of loss due to credit risk. As of December 31, 2023, the Group has RMB2,021,214 (US$284,682) in cash and cash equivalents, restricted cash and short-term investments, and 22.2% and 77.8% of which are held by financial institutions in the PRC and international financial institutions outside of the PRC, respectively. Deposits held with financial institutions were not protected by statutory or commercial insurance. In the event of bankruptcy of one of these financial institutions, the Group may be unlikely to claim its deposits back in full.

Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions.

Under PRC law, it is generally required that a commercial bank in the PRC that holds third-party cash deposits protect the depositors’ rights over principal and interests in their deposited money; PRC banks are subject to a series of risk control regulatory standards; and PRC bank regulatory authorities are empowered to take over the operation and management of any PRC bank that faces a material credit crisis.

Accounts receivable and other receivables are both typically unsecured and are derived from revenue earned from customers or cash receivables due from advertisers. The risk is mitigated by credit evaluations the Group performs on its ongoing credit evaluations of its customers’ financial conditions and ongoing monitoring process of outstanding balances. The Group maintains reserves for estimated credit losses and these losses have generally been within expectations.

Business, customer, political, social and economic risks

The Group participates in a dynamic high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: changes in the overall demand for services and products; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in bandwidth suppliers; changes in certain strategic relationships or customer relationships; regulatory considerations; copyright regulations; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth and risks related to outbreaks of epidemics, such as COVID-19. On February 21, 2020, the Company’s Google Play Store, Google AdMob, and Google AdManager accounts had been disabled, which adversely affected its ability to attract new users and generate revenue from Google.

For the year ended December 31, 2021, no individual customer accounted for over 10% of the Group’s total revenue. For the year ended December 31, 2022 and 2023, approximately 24% and 13% of the Group’s total revenue was derived from a third-party advertising agent and a third-party advertising platform, respectively.

The Group’s operations could be adversely affected by significant political, economic and social uncertainties. Internet related businesses are subject to significant restrictions under current PRC laws and regulations. Specifically, foreign investors are not allowed to own more than 50% equity interests in any Internet Content Provider (“ICP”) business.

Currency convertibility risk

A significant portion of the Group’s operating activities as well as the assets and liabilities are denominated in RMB which is not freely convertible into foreign currencies. The Group’s financing activities are denominated in US$. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of PRC (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into US$ or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

Foreign currency exchange rate risk

While the Group’s reporting currency is RMB, a portion of the Group’s revenues and costs are generated and denominated in US$. As a result, the Group is exposed to foreign exchange risk as its revenues and results of operations may be affected by fluctuations in the exchange rate between U.S. dollar and RMB. If the US$ depreciates against the RMB, the value of the Group’s US$ revenues expressed in the RMB financial statements will decline. On June 19, 2010, the People’s Bank of China announced the end of the RMB’s de facto peg to US$, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB exchange rate flexibility. The appreciation of the RMB against US$ was approximately 2.34% for the year ended December 31,2021, the depreciation of the RMB against US$ was approximately 8.23% and 2.94% for the years ended December 31, 2022 and 2023. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the US$ in the future.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. This guidance also requires certain disclosures for equity securities subject to contractual sale restrictions. The new guidance is required to be applied prospectively with any adjustments from the adoption of the amendments recognized in earnings and disclosed on the date of adoption. This guidance is effective for the Group for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Early adoption is permitted. The Group does not expect that the adoption of this guidance will have a material impact on its financial position, results of operations and cash flows.

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280)- Improvements to Reportable Segment Disclosures. ASU No. 2023-07 requires an enhanced disclosure of significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss, on an annual and interim basis. The guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Adoption of this guidance should be applied retrospectively to all prior periods presented. Early adoption is permitted. The Group does not expect to adopt ASU No. 2023-07 early and is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740)- Improvements to Income Tax Disclosures. ASU No. 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The guidance is effective for annual periods beginning after December 15, 2024 on a prospective basis. Early adoption is permitted. The Group does not expect to adopt ASU No. 2023-09 early and is currently evaluating the impact of adopting this standard on its consolidated financial statements.

Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.